Note 41 Provisions or reversal of provisions (Details) - EUR (€)		Jun. 30, 2021	Jun. 30, 2020
Provisions or reversal of provisions [Line Items]
Pensions And Other Post Employment Defined Benefit Obligations Provisions		€ 90,000,000	€ 145,000,000
Commitments And Guarantees Given		(17,000,000)	85,000,000
Pending Legal Issues And Tax Litigation		38,000,000	198,000,000
Other provisions	[1]	817,000,000	90,000,000
Provisions or reversal of provisions		€ 928,000,000	€ 518,000,000

[1]	(*) In 2021, it includes the agreement with the union representatives on the collective layoff procedure proposed for Banco Bilbao Vizcaya Argentaria, S.A. in Spain (see Note 23